General Money
Market Fund, Inc.

ANNUAL REPORT
November 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            16   Notes to Financial Statements

                            22   Report of Independent Auditors

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                General Money Market Fund, Inc.

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for General Money Market Fund, Inc., covering the 12-month period from December 1, 1999 through November 30, 2000. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Yields on money market instruments generally rose during the first half of the reporting period as the Federal Reserve Board (the "Fed") continued to raise short-term interest rates. However, during the second half of the period, short-term rates were relatively stable. Since its May meeting, the Fed has refrained from raising interest rates further because of slowing economic growth. In addition to the moderating effects of the Fed's previous rate hikes, the U.S. economy has slowed in response to higher energy prices and a weak euro.

In general, the overall investment environment that prevailed in the second half of the 1990s provided returns well above historical averages, establishing unrealistic expectations for some investors. In our opinion, as the risks of the stock market have become more apparent due to recent volatility, the relative safety and income potential of money market funds can make them an attractive investment as part of a well-balanced portfolio.

For more information about the economy and financial markets, we encourage you to visit the Market Commentary section of our website at www.dreyfus.com. Or, to speak with a customer service representative, call us at 1-800-782-6620.

Thank you for investing in General Money Market Fund, Inc.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
December 15, 2000

2


DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Money Market Fund, Inc. perform during the period?

For the 12-month period ended November 30, 2000, General Money Market Fund, Inc. produced annualized yields of 5.61% for Class A shares, 5.38% for Class B shares and 5.34% for Class X shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 5.75% for Class A shares, 5.52% for Class B shares and 5.48% for Class X shares.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high quality, short-term debt securities. These include securities issued or guaranteed by the U.S. Government or its agencies, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What factors influenced the fund's performance?

When the reporting period began, the U.S. economy was growing strongly, fueling continued inflation concerns. The Federal Reserve Board (the "Fed") had already taken steps to relieve inflationary pressures by increasing short-term interest rates prior to the beginning of the reporting period in June, August and November 1999, each time by 0.25 percentage points. During the reporting period, the Fed again raised interest rates in February and March 2000 by 0.25 percentage points and by 0.50 percentage points in May. Each of these interest-

                                                                     The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

rate hikes brought renewed debate as to whether further tightening would be necessary. As might be expected, money market instruments reacted to the Fed's interest-rate hikes in the form of higher yields.

During the first quarter of 2000, when the economy grew at a robust 4.8%, concern mounted that growth remained above a level that might trigger destructive levels of inflation. In addition, rising energy prices added to inflation concerns, strong domestic demand for goods and services continued, and overseas demand for raw materials accelerated.

In the second quarter, economic growth rose to an even more torrid 5.6%. Consumer confidence and consumer spending showed few signs of abating despite sharp declines in the technology sector of the stock market. The tightest U.S. labor market in the past 30 years added the prospect of wage-driven inflation.

From July through the end of the reporting period, we began to see signs that the Fed's interest-rate hikes were having the desired effect of slowing the economy. Retail sales declined, housing starts slowed and inflation figures were relatively benign. As a result, the Fed chose not to raise rates further at its June, August, October or November 2000 meetings. Indeed, third quarter GDP growth slowed to a rate which was recently revised downward to approximately 2.2%, the lowest in four years. In addition, corrections in the stock market during the reporting period appear to have caused consumers to decrease spending as they became less confident in their economic prospects.

More recently, we have seen statistical data suggesting that the economy is growing at a slower pace. Durable goods orders declined in October, the first time in three months, confirming that demand is also falling. The money markets responded to this news with lower yields.

What is the fund's current strategy?

For most of the reporting period, we maintained the fund's average maturity at a point modestly longer than that of most money market funds. We achieved this position by investing a portion of the fund in longer term instruments, locking in higher yields for as long as possible.
4

Data released toward the end of the reporting period indicated continued weakness in some areas of the economy. Accordingly, in our view, the Fed's next move is more likely to be a reduction in short-term interest rates. Looking forward, we intend to continue to monitor the situation -- including the economy and changes in the Fed's monetary policy. We will also look to respond appropriately with respect to the fund's holdings and maturity stance.

December 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD FIGURES PROVIDED FOR CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 5.36% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 5.50%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 5.29% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 5.43%.

                                                             The Fund 5



STATEMENT OF INVESTMENTS

November 30, 2000

                                                                                             Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--35.1%                                              Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Allfirst Bank (Yankee)

   6.62%, 2/9/2001                                                                           50,000,000  (a)          49,994,262

Banca Commerciale Italiana (London)

   6.70%, 3/12/2001                                                                         100,000,000              100,002,714

Bank Austria AG (London)

   6.86%, 5/11/2001                                                                          30,000,000               30,044,048

Canadian Imperial Bank Of Commerce (Yankee)

   6.67%, 7/3/2001                                                                           50,000,000  (a)          49,984,610

Comerica Bank (Yankee)

   6.66%, 9/21/2001                                                                          50,000,000  (a)          49,984,333

Commerzbank NY (Yankee)

   7.02%, 7/17/2001                                                                         150,000,000              149,977,831

Den Danske Bank A/S (London)

   6.75%, 2/8/2001                                                                           40,000,000               40,005,094

First Tennessee Bank

   6.67%, 12/11/2000                                                                        100,000,000  (a)         100,000,000

Landesbank Baden-Wuerttemberg (Yankee)

   6.90%, 12/6/2000                                                                         150,000,000              150,000,000

Merita Bank PLC (Yankee)

   6.61%, 1/22/2001                                                                          50,000,000               49,996,617

National Australia Bank (London)

   6.61%, 9/4/2001                                                                           20,000,000               20,025,772

Royal Bank Of Canada (Yankee)

   6.58%, 1/16/2001                                                                          80,000,000               79,995,000

Societe Generale (Yankee)

   6.62%-6.80%, 1/16/2001- 4/17/2001                                                        120,000,000              119,985,855

Svenska Handelsbanken (Yankee)

   7.00%, 7/12/2001                                                                          50,000,000               49,994,216

U.S. Bank NA Minneapolis

   6.75%, 3/19/2001                                                                          50,000,000  (a)          50,000,000

Union Bank California

   6.69%, 1/11/2001                                                                         100,000,000              100,000,980

Westdeutsche Landesbank (London)

   6.66%-6.92%, 12/14/2000- 11/9/2001                                                       300,000,000              300,000,000

Wilmington Trust Co.

   6.50%, 8/29/2001                                                                          25,000,000               25,017,725

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $1,515,009,057)                                                                                           1,515,009,057

6

                                                                                             Principal
COMMERCIAL PAPER--23.4%                                                                     Amount ($)                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Atlantis One Funding Corp.

   6.66%, 3/30/2001                                                                          48,879,000               47,838,475

BCI Funding Corp.

   6.59%-6.73%, 2/6/2001- 8/17/2001                                                         105,000,000              101,079,737

General Electric Capital Corp.

   6.75%, 3/7/2001                                                                          150,000,000              147,400,000

General Electric Capital Services Inc.

   7.00%, 3/9/2001                                                                           50,000,000               49,094,861

HSBC Bank USA, Inc.

   6.64%-6.91%, 12/28/2000- 3/27/2001                                                       150,000,000              147,677,611

Internationale Nederlanden (U.S.) Funding Corp.

   6.71%, 2/23/2001                                                                          50,000,000               49,242,833

Lehman Brothers Holdings Inc.

   7.02%-7.40%, 2/12/2001- 4/20/2001                                                        120,000,000              117,708,025

Nordbanken N.A. Inc.

   6.73%, 2/8/2001                                                                           35,000,000               34,563,288

Paine Webber Group Inc.

   6.74%, 1/26/2001                                                                          25,000,000               25,000,000

Philip Morris Cos. Inc.

   6.68%-6.70%, 5/29/2001- 5/30/2001                                                         75,000,000  (b)          72,583,972

SanPaolo IMI U.S. Financial Co.

   6.68%, 2/7/2001                                                                          100,000,000               98,773,167

Sigma Finance Inc.

   6.70%, 3/6/2001                                                                           75,000,000  (b)          73,717,500

Swedbank Inc.

   7.05%, 3/6/2001                                                                           50,000,000               49,115,972

TOTAL COMMERCIAL PAPER

   (cost $1,013,795,441)                                                                                           1,013,795,441
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE NOTES--13.3%
------------------------------------------------------------------------------------------------------------------------------------

Bear Stearns Companies

   6.67%, 1/5/2001                                                                           50,000,000  (a)          50,000,000

Lehman Brothers Holdings Inc.

   6.64%, 2/27/2001                                                                          35,000,000  (a)          35,025,501

Merrill Lynch & Co. Inc.

   6.59%-6.66%, 2/28/2001- 3/28/2001                                                        161,000,000  (a)         160,998,298

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                             Principal
CORPORATE NOTES (CONTINUED)                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Morgan (J.P.) & Co.

   6.67%, 3/6/2001                                                                          100,000,000  (a)          99,997,397

Morgan Stanley, Dean Witter & Co.

   6.56%-6.67%, 3/19/2001- 12/17/2001                                                        77,250,000  (a)          77,322,668

Philip Morris Cos. Inc.

   6.96%, 12/4/2001                                                                          50,000,000  (a)          50,000,000

Sigma Finance Inc.

   6.75%, 11/15/2001                                                                         25,000,000  (a)          25,006,253

Wells Fargo Finance Inc.

   6.63%, 10/12/2001                                                                         75,000,000  (a)          74,977,984

TOTAL CORPORATE NOTES

   (cost $573,328,101)                                                                                               573,328,101
------------------------------------------------------------------------------------------------------------------------------------

PROMISSORY NOTES--4.5%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  6.69%-6.83%, 12/18/2000- 8/10/2001

   (cost $195,000,000)                                                                      195,000,000  (c,d)       195,000,000
------------------------------------------------------------------------------------------------------------------------------------

SHORT TERM BANK NOTES--21.8%
------------------------------------------------------------------------------------------------------------------------------------

Bank Austria AG

   6.64%, 12/11/2000                                                                        100,000,000  (a)          99,998,098

Bank Of America NA

   6.75%-6.81%, 1/23/2001- 2/5/2001                                                         190,000,000              190,000,000

First Union National Bank

   6.64%-6.69%, 2/26/2001- 9/18/2001                                                        200,000,000  (a)         199,995,829

Key Bank N.A.

   6.66%, 5/11/2001- 6/1/2001                                                               200,000,000  (a)         200,000,000

Lasalle National Bank

   6.65%, 4/4/2001                                                                          100,000,000              100,003,332

U.S. Bank NA Minneapolis

   6.60%-6.79%, 5/11/2001-11/23/2001                                                        150,000,000  (a)         149,986,063

TOTAL SHORT TERM BANK NOTES

   (cost $939,983,322)                                                                                               939,983,322

8

                                                                                             Principal
TIME DEPOSITS--1.7%                                                                         Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Chase Manhattan Bank NA

   6.56%, 12/1/2000                                                                          50,000,000               50,000,000

HSBC Bank USA

   6.56%, 12/1/2000                                                                           5,500,000                5,500,000

State Street Bank & Trust Co.

   6.50%, 12/1/2000                                                                          20,000,000               20,000,000

TOTAL TIME DEPOSITS

   (cost $75,500,000)                                                                                                 75,500,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $4,312,615,921)                                                           99.8%            4,312,615,921

CASH AND RECEIVABLES (NET)                                                                          .2%                8,831,514

NET ASSETS                                                                                       100.0%            4,321,447,435

(A)  VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF SECURITIES ACT OF
     1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30,
     2000, THESE SECURITIES AMOUNTED TO $146,301,472 OR APPROXIMATELY 3.4% OF
     NET ASSETS.

(C)  THESE NOTES WERE ACQUIRED FOR INVESTMENT, NOT WITH THE INTENT TO DISTRIBUTE
     OR SELL.

(D)  SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE ACQUIRED
     FROM 7/21/2000 TO 11/14/2000 AT A COST OF PAR VALUE. AT 11/30/2000, THE
     AGGREGATE VALUE OF THESE SECURITIES WAS $195 MILLION REPRESENTING 4.5% OF
     NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2000

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        4,312,615,921  4,312,615,921

Interest receivable                                                  63,514,357

Prepaid expenses                                                        184,483

                                                                  4,376,314,761
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         4,113,661

Cash overdraft due to Custodian                                         517,339

Payable for investment securities purchased                          50,000,000

Accrued expenses                                                        236,326

                                                                     54,867,326
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,321,447,435
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   4,321,574,213

Accumulated net realized gain (loss) on investments                   (126,778)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    4,321,447,435

NET ASSET VALUE PER SHARE


                                                                      Class A              Class B             Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                    982,684,780         3,338,284,531            478,124

Shares Outstanding                                                982,748,493         3,338,347,589            478,131
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                            1.00                 1.00                1.00

10
SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended November 30, 2000

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                    278,327,247

EXPENSES:

Management fee--Note 2(a)                                           21,704,970

Shareholder servicing costs--Note 2(c)                              10,913,559

Distribution fees--Note 2(b)                                         8,682,291

Registration fees                                                      204,361

Custodian fees                                                         196,447

Prospectus and shareholders' reports                                    95,910

Directors' fees and expenses--Note 2(d)                                 87,922

Professional fees                                                       54,728

Miscellaneous                                                           57,320

TOTAL EXPENSES                                                      41,997,508

Less-reduction in shareholder servicing costs
   due to undertaking--Note 2(c)                                      (679,213)

NET EXPENSES                                                         41,318,295

INVESTMENT INCOME--NET                                              237,008,952
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):                (42,569)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                236,966,383

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                            ------------------------------------
                                                     2000              1999(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                        237,008,952          153,750,017

Net realized gain (loss) on investments          (42,569)             (15,759)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  236,966,383          153,734,258
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                               (53,192,381)         (38,585,389)

Class B Shares                              (183,783,669)        (115,159,335)

Class X Shares                                   (32,902)              (5,293)

TOTAL DIVIDENDS                             (237,008,952)        (153,750,017)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Class A Shares                              8,923,376,052       6,026,790,463

Class B Shares                             16,804,848,328       8,362,763,082

Class X Shares                                  1,002,357           1,015,928

Dividends reinvested:

Class A Shares                                 51,971,812          37,933,080

Class B Shares                                172,363,390         112,244,553

Class X Shares                                     23,354               2,006

Cost of shares redeemed:

Class A Shares                            (8,856,634,316)      (6,036,445,295)

Class B Shares                           (16,695,737,773)      (7,845,483,988)

Class X Shares                                (1,101,794)            (463,720)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                400,111,410          658,356,109

TOTAL INCREASE (DECREASE) IN NET ASSETS      400,068,841          658,340,350
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         3,921,378,594        3,263,038,244

END OF PERIOD                               4,321,447,435        3,921,378,594

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999 FOR CLASS X SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                   Ten Months Ended
                                                    Year Ended November 30,            November 30,      Year Ended January 31,
                                           -----------------------------------------------------------------------------------------
CLASS A SHARES                                   2000         1999         1998              1997(a)        1997         1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period             1.00         1.00         1.00                1.00         1.00         1.00

Investment Operations:

Investment income--net                           .056         .044         .049                .041         .047         .053

Distributions:

Dividends from investment income--net          (.056)       (.044)       (.049)              (.041)       (.047)        (.053)

Net asset value, end of period                   1.00         1.00         1.00                1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                 5.77         4.53         4.98             4.99(b)         4.81         5.42
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets           .78          .78          .77              .88(b)          .84          .86

Ratio of net investment income
   to average net assets                         5.64         4.44         4.88             4.89(b)         4.71         5.28

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                         --           --           --                 --            --          .01
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                982,685      863,981      835,706            903,313        764,119     654,581

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  Ten Months Ended
                                                    Year Ended November 30,            November 30,      Year Ended January 31,
                                           -----------------------------------------------------------------------------------------
CLASS B SHARES                                   2000         1999         1998              1997(a)        1997       1996(b)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period             1.00         1.00         1.00                1.00         1.00         1.00

Investment Operations:

Investment income--net                           .054         .042         .047                .039         .046         .043

Distributions:

Dividends from investment income--net          (.054)       (.042)       (.047)              (.039)       (.046)        (.043)

Net asset value, end of period                   1.00         1.00         1.00                1.00         1.00         1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                 5.53         4.32         4.78              4.83(c)        4.65       5.18(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets          1.00         1.00         1.00              1.00(c)        1.00       1.00(c)

Ratio of net investment income
   to average net assets                         5.41         4.24         4.66              4.78(c)        4.56       5.00(c)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                        .02          .03          .06               .05(c)         .07        .07(c)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)       3,338,285     3,056,844   2,427,332            1,231,132     369,205       50,446

(A) THE FUND CHANGED ITS FISCAL YEAR END FROM JANUARY 31 TO NOVEMBER 30.

(B) FROM MARCH 31, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO JANUARY 31, 1996.

(C) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

14


                                                     Year Ended November 30,
                                            ------------------------------------
CLASS X SHARES                                       2000              1999(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                 1.00                 1.00

Investment Operations:

Investment income--net                               .054                 .021

Distributions:

Dividends from investment income--net              (.054)               (.021)

Net asset value, end of period                       1.00                 1.00
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                     5.49               4.33(b)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets              1.05               1.05(b)

Ratio of net investment income
   to average net assets                             5.43               4.01(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation     .06                .25(b)
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                 478                  554

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue
25.5 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (15 billion shares authorized), Class B (10 billion shares authorized) and Class X (500 million shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

16

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund's Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distri-
                                                                     The Fund 17

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

butions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $86,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2000. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States. If not applied, $68,000 of the carryover expires in fiscal 2005, $16,000 expires in fiscal 2007 and $2,000 expires in fiscal 2008.

At November 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2000, there was no expense reimbursement pursuant to the Agreement.

18

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, Class A shares pay the distributor for distributing their shares and servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. The distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the fund's Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Manager will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2000, Class A shares were charged $1,885,979 pursuant to the Plan, of which $1,452,133 was paid to DSC.

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing Class B shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2000, Class B shares were charged $6,794,798 pursuant to the Class B Distribution Plan, of which $5,210,178 was paid to DSC.

                                                             The Fund 19

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November
30, 2000, Class X shares were charged $1,514 pursuant to the Class X Distribution Plan, of which $1,175 was paid to DSC.

(c) Under the fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2000, Class A shares were charged $430,827 pursuant to the Class A Shareholder Services Plan.

Under the fund's Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the distributor for the provision of certain services to the holders of Class B and Class X shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of these services. The distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 1999 through November 30, 2000 that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and

20

extraordinary expenses, exceeded 1% for Class B and 1.05% for Class X shares of the value of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended November 30, 2000, Class B and Class X shares were charged $8,493,498 and $1,514, respectively, pursuant to the Shareholder Services Plan, of which $678,844 and $369, respectively, were reimbursed by the Manager. During the period ended November 30, 2000, under the Shareholder Services Plan, $6,512,723 and $1,175, respectively, for Class B and Class X shares were paid to DSC.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2000, the fund was charged $169,696 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund 21

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors General Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of General Money Market Fund, Inc., including the statement of investments, as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Money Market Fund, Inc. at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 8, 2001



NOTES

                        For More Information

                        General Money
                        Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, New York 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2001 Dreyfus Service Corporation                                  196AR0011